SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of selling, general and administrative expenses) (Details) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 02, 2024	Jan. 20, 2021	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Selling, General and Administrative Expense [Abstract]
Accounting and legal	$ 108,876	$ 68,195	$ 110,240	$ 892,733	$ 716,349
Depreciation and amortization			207,225	1,408,976	1,365,018
License fees, taxes and insurance			241,436	1,603,921	1,625,036
Office facilities and administrative			79,579	384,583	338,492
Operating lease costs			106,283	633,840	591,375
Other expenses			45,664	907,918	806,009
Professional fees and consulting			65,173	522,900	903,513
Salaries and wages			594,570	3,156,441	2,747,133
Sales, marketing, and promotion			21,581	75,561	83,672
Share-based compensation			0	22,128	209,441
Shareholder communications			2,465	16,523	18,128
Travel and entertainment			12,178	52,214	41,742
Selling, general and administrative expenses			$ 1,486,394	$ 9,677,738	$ 9,445,908